Fee and commission expense (Tables)	12 Months Ended
Dec. 31, 2025
Fee and commission expense [abstract]
Summary of Fee and Commission Expense

	2025	2024	2023
For credit and debit cards	199,282,212	175,131,305	188,721,046
For foreign trade transactions	83,104,463	81,365,404	53,017,161
For payment of wages	29,166,195	32,622,130	32,592,700
For new channels	18,180,048	24,872,539	17,303,981
For data processing	11,495,555	15,446,484	12,548,826
For advertising campaigns	1,889,796	867,973	2,903,904
Linked to transactions with securities	931,041	169,823	193,133
Other commission expenses	20,433,639	19,779,306	23,260,789
TOTAL	364,482,949	350,254,964	330,541,540